Commitments and contingencies - Open tax procedures (Details)			12 Months Ended
	Nov. 13, 2020 PEN (S/)	Nov. 13, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Compulsory collection of income tax			$ 797,310,000
Tax Assessments, penalties and interest expenses			476,386,000
Tax Assessments Estimated Possible Losses			$ 320,924,000
SUNAT. | Year 2007 and 2008
Disclosure of Commitments and contingencies [Line Items]
Compulsory collection of income tax	S/ 1,567,297,000	$ 410,287,000
Tax Assessments, penalties and interest expenses	1,375,248,000	360,013,000
Collection of debt forced amount				S/ 72,065,000	$ 18,925,000
Tax Assessments Estimated Possible Losses	S/ 192,049,000	$ 50,275,000